UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006
                                                ------------------
Check here if Amendment [ ];        Amendment Number:
                                                      ------
     This Amendment (Check only one.):        [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             FENIMORE ASSET MANAGEMENT, INC.
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Address:          384 NORTH GRAND STREET, P.O. BOX 310
                  ------------------------------------
                  COBLESKILL, NY 12043
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Form 13F File Number:    28-3130
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Charles Richter
         -----------------------------------------------------------
Title:          Chief Compliance Officer
         -----------------------------------------------------------
Phone:          518-234-4393
         -----------------------------------------------------------

Signature, Place, and Date of Signing:


    /s/ Charles H. Richter          Cobleskill, NY            10/18/06
    ----------------------------    --------------------    -----------------
    [Signature]                     [City, State]                 [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
                                         -------------
Form 13F Information Table Entry Total:       60
                                         -------------
Form 13F Information Table Value Total:    1,918,024
                                         -------------
                                          (thousands)

List of Other Included Managers:

      NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Allied Capital Corp.           COM              01903Q108    50480  1670975 SH       SOLE                  1670975
AmSurg Corp                    COM              03232p405    30678  1378186 SH       SOLE                  1378186
American Express Co.           COM              025816109     3455    61610 SH       SOLE                    61610
Barr Pharmaceuticals           COM              068306109    17376   334531 SH       SOLE                   334531
Bed Bath and Beyond            COM              075896100    46369  1211946 SH       SOLE                  1211946
Berkshire Hathaway A           COM              084670108    48092      502 SH       SOLE                      502
Berkshire Hathaway B           COM              084670207    14013     4415 SH       SOLE                     4415
Brown & Brown Inc.             COM              115236101    77908  2549341 SH       SOLE                  2549341
CDW Corporation                COM              12512n105    59511   964840 SH       SOLE                   964840
CSS Industries Inc             COM              125906107     9006   303035 SH       SOLE                   303035
Carmax                         COM              143130102    37688   903566 SH       SOLE                   903566
Cognex Corporation             COM              192422103     2603   103036 SH       SOLE                   103036
Courier Corp                   COM              222660102     8284   223037 SH       SOLE                   223037
Donaldson Co., Inc.            COM              257651109    20485   555150 SH       SOLE                   555150
Ethan Allen Interiors          COM              297602104    14241   410866 SH       SOLE                   410866
Federated Investors            COM              314211103    83905  2481655 SH       SOLE                  2481655
Florida Rock Industries        COM              341140101     8669   223950 SH       SOLE                   223950
Forest City                    COM              345550107    21720   400000 SH       SOLE                   400000
Forward Air                    COM              349853101     9094   274824 SH       SOLE                   274824
Franklin Resources             COM              354613101    14662   138650 SH       SOLE                   138650
General Electric Co            COM              369604103    11091   314186 SH       SOLE                   314186
Gentex Corp                    COM              371901109    20400  1435625 SH       SOLE                  1435625
Graco                          COM              384109104    22642   579665 SH       SOLE                   579665
Harley Davidson Inc.           COM              412822108      201     3201 SH       SOLE                     3201
Heartland Express              COM              422347104    41992  2678064 SH       SOLE                  2678064
Hickory Tech Corp              COM              429060106     1035   147880 SH       SOLE                   147880
Idex Corporation               COM              45167R104    39866   926041 SH       SOLE                   926041
Int'l Speedway                 COM              460335201    81876  1642769 SH       SOLE                  1642769
John Wiley & Sons              COM              968223206    71363  1981745 SH       SOLE                  1981745
Kaydon Corp                    COM              486587108    53779  1452713 SH       SOLE                  1452713
Kronos, Inc.                   COM              501052104    22716   666351 SH       SOLE                   666351
Lincare Holdings Inc           COM              532791100    27396   790874 SH       SOLE                   790874
Liz Claiborne                  COM              539320101    61087  1546125 SH       SOLE                  1546125
M & T Bank Corp                COM              55261F104    20765   173103 SH       SOLE                   173103
Markel Corp                    COM              570535104    55253   134548 SH       SOLE                   134548
Martin Marietta Mat            COM              573284106    33218   392553 SH       SOLE                   392553
McGrath Rentcorp               COM              580589109    10081   393800 SH       SOLE                   393800
Meredith Corp                  COM              589433101    61138  1239363 SH       SOLE                  1239363
Mohawk Industries              COM              608190104    43740   587515 SH       SOLE                   587515
NBT Bancorp Inc.               COM              628778102      421    18111 SH       SOLE                    18111
OSI Restaurant Partners        COM              67104a101    44451  1401809 SH       SOLE                  1401809
Pediatrix Medical Group        COM              705324101    17033   373532 SH       SOLE                   373532
Plum Creek Timber Co.          COM              729251108    20781   610501 SH       SOLE                   610501
Pool Corp                      COM              73278L105    32583   846303 SH       SOLE                   846303
Procter & Gamble Co            COM              742718109      223     3595 SH       SOLE                     3595
Protective Life Corp.          COM              743674103    54587  1193162 SH       SOLE                  1193162
Ross Stores Inc.               COM              778296103    60413  2377521 SH       SOLE                  2377521
Servicemaster Co.              COM              81760N109      183    16302 SH       SOLE                    16302
TCF Financial                  COM              872275102    57239  2177208 SH       SOLE                  2177208
Trustco Bank Corp              COM              898349105      328    30292 SH       SOLE                    30292
US Bancorp                     COM              902973304      266     7994 SH       SOLE                     7994
Vulcan Materials               COM              929160109    42541   543653 SH       SOLE                   543653
Wachovia Corp                  COM              929903102      214     3827 SH       SOLE                     3827
Watson Pharmaceuticals         COM              942683103      220     8400 SH       SOLE                     8400
Westamerica Bank               COM              957090103    50545  1000685 SH       SOLE                  1000685
White Mtns Insurance           COM              G9618E107   118764   238980 SH       SOLE                   238980
Whole Foods Mkt Inc.           COM              966837106     6050   101800 SH       SOLE                   101800
Winnebago                      COM              974637100    57399  1829155 SH       SOLE                  1829155
Yum Brands                     COM              988498101    41954   806030 SH       SOLE                   806030
Zebra Technologies A           COM              989207105    53951  1509540 SH       SOLE                  1509540